Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Borrowings - secured	$ 1,380,701	$ 772,135
Borrowings - unsecured	1,458,630	1,753,292
Short-term borrowings and current portion of long-term borrowings	$ 2,839,331	$ 2,525,427